NPORT-EX

Upright Assets Allocation Plus Fund

Schedule of Investments

March 31, 2020 (unaudited)

Company	Shares	Market Value

COMMON STOCKS 31.39%
Consumer 0.51%
Bed Bath & Beyond Inc.	1,000	4,210

Drug Manufacturer-other 4.64%
AbbVie Inc.	500	38,095

Generic Drug 2.72%
Mylan N.V.*	1,500	22,365

Semiconductor 8.93%
Silicon Motion Technology ADR	2,000	73,320

IC Design 13.35%
Himax Technologies, Inc.* ADR	40,000	109,600

Internet Services 1.23%
Baidu, Inc.* ADR	100	10,079

Total Common Stocks (Cost $504,887)		257,669

Registered Investment Companies 11.26%
Direxion Daily Energy Bull 2X Shares*	50	487
iShares MSCI EAFE Value ETF	200	7,138
iShares Russell Mid-Cap Value ETF	100	6,409
Vanguard FTSE All-World ex-US Small Cap Index Fund ETF	100	7,825
Vanguard Real Estate Index Fund ETF	200	13,970
VictoryShares US Large Cap High Div Volatility Wtd ETF	100	3,521
iShares MSCI China ETF	200	11,450
KraneShares CSI China Internet ETF	400	18,108
Vanguard Emerging Markets Stock Index Fund Institutional Shares	700	23,485
Total Registered Investment Companies (Cost $120,542)		$92,393

Short Term Investments 19.51%
Fidelity Government Portfolio Class I	16,014	16,014
First American Government Obligation Fund Class X	16,014	16,014
First American Government Obligation Fund Class Z	16,014	16,014
First American Treasury Obligation Fund Class X	16,014	16,014
First American Treasury Obligation Fund Class Z	16,014	16,014
Invesco Government and Agency Portfolio Institutional	16,014	16,014
Invesco Treasury Obligation Institutional	16,014	16,014
Invesco Treasury Portfolio Institutional	16,014	16,014
Morgan Stanley Institutional Liquidity Fund- Government Portfolio Institutional	16,014	16,014
Morgan Stanley Institutional Liquidity Fund- Treasury Portfolio Institutional	16,014	16,014
Total Short Term Investments		$160,140

Total Investments (Cost $785,569) 62.15%		$510,202

Other Assets less Liabilities 34.85%		$310,732

Net Assets 100%		$820,934

*Non income producing securities

ADR – American Depository Receipt

As of March 31, 2020, the gross unrealized appreciation for all securities totaled $1,524 and the gross unrealized depreciation for all securities totaled $(276,892) for a net unrealized depreciation of $(275,368) for tax purposes.  The aggregate cost of securities including cash and money funds on March 31, 2020 was $785,569.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for financial statements issued after September 15, 2009.  The accompanying financial statements make reference to GAAP issued by the FASB as Accounting Standards CodificationTM (“ASC”).

Security Valuation

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

Fair Value Measurements

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs. The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of March 31, 2020:

Level 1	510,202
Level 2	-
Level 3	-
Total	510,202